Long-Term Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 6 3/8% Senior Notes due 2011	Dec. 31, 2010 6 3/8% Senior Notes due 2011	Jun. 30, 2012 7 % Senior Notes due 2013	Dec. 31, 2011 7 % Senior Notes due 2013	Dec. 31, 2010 7 % Senior Notes due 2013	Jun. 30, 2012 6 5/8% Senior Notes due 2014	Dec. 31, 2011 6 5/8% Senior Notes due 2014	Dec. 31, 2010 6 5/8% Senior Notes due 2014	Jun. 30, 2012 7 3/4% Senior Notes due 2015	Dec. 31, 2011 7 3/4% Senior Notes due 2015	Dec. 31, 2010 7 3/4% Senior Notes due 2015	Jun. 30, 2012 7 1/8% Senior Notes due 2016	Dec. 31, 2011 7 1/8% Senior Notes due 2016	Dec. 31, 2010 7 1/8% Senior Notes due 2016	Jun. 30, 2012 7 7/8% Senior Notes due 2019	Dec. 31, 2011 7 7/8% Senior Notes due 2019	Dec. 31, 2010 7 7/8% Senior Notes due 2019	Jun. 30, 2012 6 3/4% Senior Notes due 2021	Dec. 31, 2011 6 3/4% Senior Notes due 2021	Jun. 30, 2012 Mortgages and other notes payable	Dec. 31, 2011 Mortgages and other notes payable	Dec. 31, 2010 Mortgages and other notes payable
Long-term debt
Carrying Value	$ 9,118,800	$ 7,221,871	$ 6,227,965		$ 1,000,000	$ 500,000	$ 500,000	$ 500,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 750,000	$ 750,000	$ 750,000	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,400,000	$ 1,400,000	$ 1,400,000	$ 2,000,000	$ 2,000,000	$ 68,800	$ 71,871	$ 77,965
Fair Value	9,807,305	7,807,121	6,486,130		1,032,500	527,500	535,000	532,815	1,075,330	1,060,000	1,032,500	834,375	817,500	798,750	1,653,750	1,593,750	1,548,600	1,606,500	1,589,000	1,463,000	2,151,800	2,140,000	68,800	71,871	77,965
Capital lease obligations	256,010	270,893	286,971
Long-term debt and capital lease obligations (including current portion)	$ 9,374,810	$ 7,492,764	$ 6,514,936
Interest rate (as a percent)		6.375%		6.375%		7.00%	7.00%		6.625%	6.625%		7.75%	7.75%		7.125%	7.125%		7.875%	7.875%		6.75%	6.75%